Fair Value Measurements - Schedule of Earnout and Derivative Rollforward (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 0
Ending balance	0	0	$ 0	$ 0
Lynrock Lake Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		17,102,270	0	0
Fair value at issuance			16,496,084
Change in fair value		2,294,669	606,186
Reclassification Of Warrant Liability Upon Warrant Modification		(19,396,939)
Ending balance			17,102,270		$ 0
Yorkville Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		3,104,317	0	0
Fair value at issuance			2,992,522
Change in fair value		484,872	111,795
Reclassification Of Warrant Liability Upon Warrant Modification		(3,589,189)
Ending balance			3,104,317		0
Earnout Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	280,000	490,000	440,000	440,000	0
Fair value at issuance					3,670,000
Change in fair value	2,230,000	(210,000)	50,000		(3,230,000)
Ending balance	2,510,000	$ 280,000	490,000	2,510,000	440,000
Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			$ 303,300	303,300	0
Fair value at issuance					5,120,900
Extinguishment upon Termination Agreement	$ 0			(202,000)
Change in fair value				$ (101,300)	(4,817,600)
Ending balance					$ 303,300